Deferred income tax	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Deferred income tax
13. Deferred income tax

All figures in £ millions	2022	2021

Deferred income tax assets	57	57

Deferred income tax liabilities	(37)	(40)

Net deferred income tax asset/(liability)	20	17
Substantially all of the deferred income tax assets are expected to be recovered after more than one year.
Deferred income tax assets and liabilities shall be offset when there is a legally enforceable right to offset current income tax assets with current income tax liabilities and where the deferred income taxes relate to the same fiscal authority.
At 31 December 2022, the Group has gross tax losses for which no deferred tax asset is recognised of £547m (2021: £721m). The expiry date and key geographic split of these losses is set out in the following table.

	Gross				Tax effected

Year ended 31 December 2022	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	3	30	33	–	–	10	10

Within 10-20 years	–	104	–	104	–	5	–	5

Available indefinitely	166	30	214	410	41	2	68	111

Total	166	137	244	547	41	7	78	126

	Gross				Tax effected

Year ended 31 December 2021	UK	US	Other	Total	UK	US	Other	Total

Tax losses expiring:

Within 10 years	–	9	27	36	–	–	10	10

Within 10-20 years	–	297	–	297	–	14	–	14

Available indefinitely	166	86	136	388	41	5	49	95

Total	166	392	163	721	41	19	59	119
The reduction in unrecognised tax attributes in the US has been impacted by two factors. Firstly certain US tax attributes have now been recognised, however, due to uncertainty over recoverability have been provided against. Offsetting this is the de-recognition
of certain state tax losses following changes in the forecast profitability of US legal entities. The increase in unrecognised tax losses in other territories is primarily due to foreign exchange and additional losses incurred across territories which have incurred losses either in the ordinary course of trade or as a result of wind down activities.
Other gross deductible temporary differences for which no deferred tax asset is recognised total £218m (2021: £22m). This includes £193m in respect of interest limitations, with the increase from 2021 due to changes in the forecast profitability of certain US legal entities. The amount of temporary differences associated with subsidiaries for which no deferred tax has been provided totals £275m (2021: £229m).
In the UK March Budget 2021, the Government announced that from 1 April 2023 the UK corporation tax rate will increase to 25%, and this was substantively enacted on 24 May 2021. UK deferred tax balances have been remeasured at the enacted rate.
Deferred income tax assets of £14m (2021: £19m) have been recognised in countries that reported a tax loss in either the current or preceding year. This primarily arises in Brazil in respect of tax deductible goodwill and tax losses. It is considered more likely than not that there will be sufficient future taxable profits to realise these assets.
The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries. In some cases deferred income tax assets are forecast to be recovered through taxable profits over a period that exceeds five years. Management consider these forecasts are sufficiently reliable to support the recovery of the assets. Where there are insufficient forecasts of future profits, deferred income tax assets have not been recognised.
The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Accruals and other provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total

Deferred income tax assets/(liabilities)

At 1 January 2021	47	35	(49)	45	(209)	76	25	(30)

Exchange differences	–	(1)	–	–	(2)	–	2	(1)

Acquisition of subsidiaries	1	–	–	–	4	–	–	5

Income statement benefit/(charge)	34	30	2	7	29	(21)	35	116

Tax charge in OCI	–	–	(61)	–	–	–	(12)	(73)

At 31 December 2021	82	64	(108)	52	(178)	55	50	17

Exchange differences	–	7	2	6	(21)	6	4	4

Acquisitions and disposals of subsidiaries	7	–	–	–	(21)	–	(12)	(26)

Income statement benefit/(charge)	37	(4)	(9)	5	14	(6)	(7)	30

Tax charge in OCI / equity	4	–	(12)	–	–	–	3	(5)

At 31 December 2022	130	67	(127)	63	(206)	55	38	20
Other deferred income tax items include temporary differences in respect of right-of-use
assets (deferred tax asset of £66m, with an offsetting deferred tax liability of £50m), accelerated capital allowances (£13m) and share-based payments (£9m).
As at 31 December 2022, no deferred income tax assets or liabilities were classified as held for sale (2021: £nil).